Plan Expenses	12 Months Ended
Dec. 31, 2025
EBP 029
EBP, Plan Expenses [Line Items]
Plan Expenses	Plan Expenses Brokerage commissions, transfer taxes, and other charges and expenses in connection with the purchase or sale of securities are charged to the Master Trust fund and added to the cost of such securities, or deducted from the sale proceeds, as the case may be. The stable value fund, mutual funds and common collective trust funds incur expenses in the course of their operations and distribute returns to shareholders based on the funds’ net income. Accordingly, these costs are not shown in plan expenses. Certain costs of administering the Plans are currently paid by the Plans’ sponsor, ADM. The Plans permit the reasonable expenses of administering the Plans to be paid from the trust fund.
EBP 030
EBP, Plan Expenses [Line Items]
Plan Expenses	Plan Expenses Brokerage commissions, transfer taxes, and other charges and expenses in connection with the purchase or sale of securities are charged to the Master Trust fund and added to the cost of such securities, or deducted from the sale proceeds, as the case may be. The stable value fund, mutual funds and common collective trust funds incur expenses in the course of their operations and distribute returns to shareholders based on the funds’ net income. Accordingly, these costs are not shown in plan expenses. Certain costs of administering the Plans are currently paid by the Plans’ sponsor, ADM. The Plans permit the reasonable expenses of administering the Plans to be paid from the trust fund.